Share capital (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	May 10, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share capital [Abstract]
Authorized share capital, shares (in shares)		800,000,000	800,000,000	800,000,000
Authorized share capital		$ 1,600	$ 1,600	$ 1,600
Issued and fully paid share capital, shares (in shares)		469,250,933	469,250,933	443,308,487
Issued and fully paid share capital		938	938	887
Treasury shares held by Company, shares (in shares)		(72,859)	(1,478,759)	(182,796)
Treasury shares held by Company		0	(3)	(1)
Outstanding shares in issue, shares (in shares)		469,178,074	467,772,174	443,125,691
Outstanding shares in issue		$ 938	$ 935	$ 886
Common shares, par value (in dollars per share)	$ 2.00	$ 2.00	$ 2.00	$ 2.00
Number of shares issued (in shares)	6,000
Number of shares issued due to conversion of convertible debt instruments (in shares)		0	25,942,446